CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 40,969,979	$ 6,278,924	¥ 24,319,332
Restricted cash	8,567,496	1,313,026	7,380,341
Short-term investments	15,688,321	2,404,340	1,844,595
Short-term financing receivables, net of allowance for credit losses of RMB92,223 and RMB113,905 as of December 31, 2019 and 2020, respectively	3,931,641	602,550	2,125,621
Accounts receivable, net of allowance for credit losses of RMB460,962 and RMB1,122,218 as of December 31, 2019 and 2020, respectively	13,183,559	2,020,469	8,093,219
Amounts due from and prepayments to related parties	484,349	74,230	927,306
Loan receivables from related parties	36,378	5,575	1,929,076
Prepayments, receivables and other assets	4,677,378	716,840	5,292,996
Total current assets	87,539,101	13,415,954	51,912,486
Non-current assets
Property and equipment, net	1,472,460	225,664	1,134,228
Right-of-use assets	6,821,100	1,045,380	5,625,015
Long-term financing receivables, net of allowance for credit losses of RMB847 and RMB13,414 as of December 31, 2019 and 2020, respectively	218,018	33,413	265,868
Long-term investments, net	3,140,315	481,274	2,333,745
Intangible assets, net	1,642,651	251,747	2,560,442
Goodwill	2,467,497	378,160	2,477,075
Non-current restricted cash	0		230,903
Other non-current assets	994,394	152,398	725,550
Total non-current assets	16,756,435	2,568,036	15,352,826
TOTAL ASSETS	104,295,536	15,983,990	67,265,312
Current liabilities
Accounts payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB120,892 and RMB139,103 as of December 31, 2019 and 2020, respectively)	6,594,846	1,010,704	4,212,705
Amounts due to related parties (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB104,957 and RMB1,537 as of December 31, 2019 and 2020, respectively)	254,255	38,966	263,659
Employee compensation and welfare payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB1,587,750 and RMB358,456 as of December 31, 2019 and 2020, respectively)	11,231,800	1,721,349	9,113,011
Customer deposits payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB3,173,825 and RMB5,380,491 as of December 31, 2019 and 2020, respectively)	6,743,256	1,033,451	4,382,803
Income taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB206,334 and RMB146,119 as of December 31, 2019 and 2020, respectively)	986,465	151,182	994,815
Short-term borrowings (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB720,000 and nil as of December 31, 2019 and 2020, respectively)	0	0	720,000
Lease liabilities current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB98,260 and RMB18,079 as of December 31, 2019 and 2020, respectively)	2,625,979	402,449	2,222,745
Short-term funding debts (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB2,291,723 and RMB1,432,375 as of December 31, 2019 and 2020, respectively)	1,512,510	231,802	2,291,723
Contract liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB49,191 and RMB27,397 as of December 31, 2019 and 2020, respectively)	734,157	112,514	593,373
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB205,337 and RMB416,197 as of December 31, 2019 and 2020, respectively)	2,950,078	452,119	3,002,841
Total current liabilities	33,633,346	5,154,536	27,797,675
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB49,524 and RMB7,700 as of December 31, 2019 and 2020, respectively)	17,289	2,650	22,446
Lease liabilities non-current portion (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB101,727 and RMB25,475 as of December 31, 2019 and 2020, respectively)	3,833,914	587,572	2,914,240
Long-term borrowings	0	0	4,890,030
Long-term funding debts (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB7,500 and RMB15,000 as of December 31, 2019 and 2020, respectively)	15,000	2,299	7,500
Other non-current liabilities	3,471	532	97,829
Total non-current liabilities	3,869,674	593,053	7,932,045
TOTAL LIABILITIES	37,503,020	5,747,589	35,729,720
Commitments and contingencies (Note 28)
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY	0	0	40,372,895
KE Holdings Inc. shareholders' equity (deficit)
Ordinary Shares	482	74	202
Additional paid-in capital	77,433,882	11,867,262	2,533,889
Statutory reserves	392,834	60,204	253,732
Accumulated other comprehensive income (loss)	(1,834,087)	(281,086)	63,308
Accumulated deficit	(9,227,664)	(1,414,202)	(11,775,637)
Total KE Holdings Inc. shareholders' equity (deficit)	66,765,447	10,232,252	(8,924,506)
Non-controlling interests	27,069	4,149	87,203
TOTAL SHAREHOLDERS' EQUITY (DEFICIT)	66,792,516	10,236,401	(8,837,303)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY (DEFICIT)	104,295,536	15,983,990	67,265,312
Series B Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY	0	0	6,406,056
Series C Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY	0	0	12,118,251
Series D Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY	0	0	11,831,223
Series D+ Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY	¥ 0	$ 0	¥ 10,017,365